NATURE OF BUSINESS AND COMPANY (Details)	6 Months Ended
Jun. 30, 2026
Leifras [Member]
Restructuring Cost and Reserve [Line Items]
Name	Leifras
Leifras Travel Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Leifras Travel Co., Ltd.
Ownership	100% owned by Leifras
Apicos Co Ltd Apicos [Member]
Restructuring Cost and Reserve [Line Items]
Name	Apicos Co., Ltd. (“Apicos”)
Ownership	100% owned by Leifras
Tokai Sports Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Tokai Sports Co., Ltd.
Ownership	100% owned by Leifras